Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale debt securities, amortized cost		$ 7,139
Equity securities, fair value		2,000
Provision for doubtful accounts	$ 1,082	492
Accumulated depreciation	$ 19,543	13,813
Accumulated amortization		$ 3,187
Preferred stock par value (in usd per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000
Common stock, shares issued (in shares)	323,347,806	62,832,307
Common stock, shares outstanding (in shares)	323,347,806	62,832,307
Preferred Stock Series A
Preferred stock par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	0
Preferred stock, shares issued (in shares)	0	43,737,586
Preferred stock, shares outstanding (in shares)	0	43,737,586
Preferred Stock Series A-1
Preferred stock par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	0
Preferred stock, shares issued (in shares)	0	48,913,906
Preferred stock, shares outstanding (in shares)	0	48,913,906
Preferred Stock Series A-2
Preferred stock par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	0
Preferred stock, shares issued (in shares)	0	14,003,187
Preferred stock, shares outstanding (in shares)	0	14,003,187
Preferred Stock Series B
Preferred stock par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	0
Preferred stock, shares issued (in shares)	0	15,838,828
Preferred stock, shares outstanding (in shares)	0	15,838,828
Preferred Stock Series C
Preferred stock par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	0
Preferred stock, shares issued (in shares)	0	60,665,631
Preferred stock, shares outstanding (in shares)	0	60,665,631